Offerings - Offering: 1	Apr. 29, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share (2)
Amount Registered | shares	19,000,000
Proposed Maximum Offering Price per Unit	0.5350
Maximum Aggregate Offering Price	$ 10,165,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,404.00
Offering Note	This registration statement on Form F-3 (this “Registration Statement”) registers the resale of Ordinary Shares, par value of US$0.0001 per share (the “Ordinary Shares”), of Wetour Robotics Limited (the “Registrant”) previously issued to the selling shareholders identified herein (the “Selling Shareholders”). The Ordinary Shares being offered for resale were issued pursuant to that certain Securities Purchase Agreement, dated as of March 2, 2026, in a private placement (the “2026 PIPE”). Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional number of securities that may be issued from time to time to prevent dilution as a result of a distribution, split, combination, or similar transaction. Securities registered hereunder may be sold separately, or together with other securities registered hereunder.

Estimated solely for the purposes of calculating the registration fee pursuant to Rule 457(c) under the Securities Act, on the basis of the average of the high and low trading prices ($0.55 and $0.52, respectively) of the Ordinary Shares on April 28, 2026, as reported on the Nasdaq Capital Market.